Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
Balance at beginning of year	$ 1,176	$ 1,174
Additions during the year	4	2
Balance at end of year	1,180	1,176
Accumulated Depreciation
Balance at beginning of year	1,056	996
Additions during the year	34	60
Balance at end of year	1,090	1,056
Depreciated balance	90	120	$ 178
Machinery and Equipment [Member]
Cost
Balance at beginning of year	736	736
Additions during the year
Balance at end of year	736	736
Accumulated Depreciation
Balance at beginning of year	639	609
Additions during the year	20	30
Balance at end of year	659	639
Depreciated balance	77	97	127
Leasehold Improvements [Member]
Cost
Balance at beginning of year	47	47
Additions during the year
Balance at end of year	47	47
Accumulated Depreciation
Balance at beginning of year	47	41
Additions during the year		6
Balance at end of year	47	47
Depreciated balance			6
Office Furniture and Equipment [Member]
Cost
Balance at beginning of year	393	391
Additions during the year	4	2
Balance at end of year	397	393
Accumulated Depreciation
Balance at beginning of year	370	346
Additions during the year	14	24
Balance at end of year	384	370
Depreciated balance	$ 13	$ 23	$ 45